Share incentive plan	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
10.	Share incentive plan

In December 2013, the Company adopted the 2013 Incentive Option Plan (the “2013 Plan”), which provided for the grant of incentive Ordinary share options and nonqualified Ordinary share options to employees, directors, and nonemployees of the Company. As of December 31, 2016, the Company granted a total of 3,345,960 options to purchase Ordinary shares. Option awards generally expire 10 years from the grant date and generally vest over four years, but vesting conditions can vary at the discretion of the Company’s board of directors (the “Board”). As of December 31, 2016, 694,179 shares of Ordinary shares remain available for future grants under the 2013 Plan.

The fair value of each Ordinary share option issued was estimated at the date of grant using the following weighted-average assumptions:

	Year ended December 31,
	2016	2015	2014
Risk-free interest rate	1.18%-2.06%	1.30% -1.90%	1.55%-2.21%
Expected option term (years)	5.00-7.00	5.12-7.00	5.12-7.00
Expected price volatility	79.34%-90.65%	70.40%-83.74%	69.49%-84.63%
Dividend yield	0%	0%	0%

A summary of option activity as of December 31, 2016, and the year then ended is presented below:

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Stock Options	Exercise Price	Term (Years)	Value
Outstanding, January 1, 2016	2,103,502	$5.81	8.52	$1,584,753
Exercised	-	-
Granted	1,658,416	$2.21
Forfeited/Expired	(1,110,137)	$6.16

Outstanding, December 31, 2016	2,651,781	$3.41	7.74	$419,840

Exercisable, December 31, 2016	1,300,224	$4.47	6.00	$419,696

Vested and expected to vest, December 31, 2016	2,651,781	$3.41	7.74	$419,840

The weighted-average grant date per-share fair value of Ordinary shares options granted during 2016, 2015, and 2014 were $1.56, $4.16, and $4.10, respectively. At December 31, 2016, there was $1,309 thousands of unrecognized compensation cost related to Ordinary share options, which is expected to be recognized over a weighted-average period of 3.0 years.

Share-based compensation expense is classified in the consolidated statements of operations as follows:

	December 31,
	2016	2015	2014
	U.S. dollars in thousands

Research and development expenses	$531	$381	$83
Pre-commercialization expenses	(147)	159	-
General and administrative expenses	316	2,083	653
	$700	$2,623	$736

During 2016, and primarily as result of the workforce reductions discussed in Note 13, 1,110,137 Ordinary share options were forfeited. As a result of said forfeitures $1,424 thousands of previously recognized share-based compensation expenses were reversed, of which $130 thousands, $287 thousands and $1,007 thousands, were recorded in the research and development expenses, pre-commercialization expenses and general and administrative expenses, respectively.

During 2016, the Company modified the terms of certain outstanding Ordinary shares options by extending exercisability of the options through the first anniversary of termination of employment. In addition, during 2015, the Company modified terms of certain outstanding Ordinary shares options by (a) extending exercisability of the options through the first anniversary of termination of employment, and (b) accelerating the vesting of Ordinary shares options upon termination of employment. The incremental compensation expense, resulting from comparing the fair value of Ordinary shares options immediately before and immediately after the modifications, for the year ended December 31, 2015 totaled $46 thousands There was no incremental compensation related to the 2016 modification. The incremental compensation expenses for the year ended December 31, 2015 were classified as general and administrative expense in the accompanying consolidated financial statements.